Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 900,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	132,840.00
Total Offset Amount	98,190.00
Net Fee	$ 34,650.00
Final Prospectus	false